Deferred Government Subsidy (Details) - GMB BJ [Member]	6 Months Ended
Jun. 30, 2023 CNY (¥)
Deferred Government Subsidy [Line Items]
Government subsidy compensation	¥ 21,926,900
Government subsidy received	20,000,000
Deferred government subsidy	¥ 2,758,126